Condensed Financial Information of the Parent Company - Schedule of Parent Company Balance Sheet (Parentheticals) (Details) - Parent Company [Member] - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Share [Member]
Schedule of Parent Company Balance Sheet [Line Items]
Ordinary share par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary share authorized	450,000,000	450,000,000
Ordinary share issued	24,839,131	24,839,131	[1]
Ordinary share outstanding	2,054,943	2,054,943	[1]
Class B Ordinary Share [Member]
Schedule of Parent Company Balance Sheet [Line Items]
Ordinary share par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary share authorized	50,000,000	50,000,000
Ordinary share issued	549,772	549,772	[1]
Ordinary share outstanding	549,772	549,772	[1]

[1]	Retrospectively restated for the effect of share consolidation (see Note 18)